Investment in associates and joint ventures - Summarised Aggregated Financial Information for Individually Immaterial Associates and Joint Ventures (Detail) - Before exceptional items [member] - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Investment In Associates And Joint Ventures [Line Items]
Operating profits/(losses) before exceptional items	$ 7	$ 6	$ 2
Joint ventures [member]
Disclosure Of Investment In Associates And Joint Ventures [Line Items]
Operating profits/(losses) before exceptional items	1	1	(1)
Associates [member]
Disclosure Of Investment In Associates And Joint Ventures [Line Items]
Operating profits/(losses) before exceptional items	$ 6	$ 5	$ 3